Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
33.	EARNINGS PER SHARE

Net income and weighted average number of common stocks used in the calculation of earnings per share were as follows:

Net Income

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Net income used to compute the basic earnings per share
Net income attributable to the parent	$42,039	$40,485	$38,988
Assumed conversion of all dilutive potential common stocks
Employee stock options, employee bonus and compensation of subsidiaries	(1)	(1)	—
Net income used to compute the diluted earnings per share	$42,038	$40,484	$38,988

Weighted Average Number of Common Stocks

(Millions Shares)

	Year Ended December 31
	2015	2016	2017
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee bonus or employee compensation	19	12	11
Weighted average number of common stocks used to compute the diluted earnings per share	7,776	7,769	7,768

Because Chunghwa may settle the employee compensation in shares or cash, Chunghwa shall presume that it will be settled in shares and takes those shares into consideration when calculating the weighted average number of outstanding shares used in the calculation of diluted EPS if the shares have a dilutive effect.  The dilutive effect of the shares needs to be considered until the approval of the number of shares to be distributed to employees as compensation in the following year.